THE ADVISORS' INNER CIRCLE FUND

                           SYNOVUS MID CAP VALUE FUND

                        SUPPLEMENT DATED JANUARY 31, 2007
                                     TO THE
                        PROSPECTUSES DATED MARCH 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.


The following paragraph replaces the third paragraph under the heading "Sub-Adviser" on page 23 of the Institutional Class prospectus and page 33 of the Retail Class prospectus:

         William Auslander is a Managing Director and Portfolio Manager/Analyst at Steinberg with over 22 years of investment management experience. Mr. Auslander co-manages the Mid Cap Value Fund. He earned a MBA from Columbia University and a BA from the University of Wisconsin. He joined Steinberg in 2006.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 SNV-SU-009-0100

                         THE ADVISORS' INNER CIRCLE FUND

                           SYNOVUS MID CAP VALUE FUND

                        SUPPLEMENT DATED JANUARY 31, 2007
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following information replaces the chart under the subheading "Fund Shares Owned by Portfolio Managers" on page S-32 of the SAI:

------------------------------------------------------------ --------------------------------------------------------
                                Name                                           Dollar Range of Fund Shares
------------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------------ --------------------------------------------------------
Megan L. Busby*                                                                            None
------------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------------ --------------------------------------------------------
John Gross*                                                                                None
------------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------------ --------------------------------------------------------
Neal Price*                                                                                None
------------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------------ --------------------------------------------------------
Nathan Love*                                                                               None
------------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------------ --------------------------------------------------------
Matt Weatherly*                                                                            None
------------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------------ --------------------------------------------------------
William Auslander**                                                                        None
------------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------------ --------------------------------------------------------
Michael A. Steinberg*                                                                      None
------------------------------------------------------------ --------------------------------------------------------
*        Valuation date is October 31, 2005.
**       Valuation date is January 31, 2007.

The following information replaces the chart under the subheading "Other Accounts" on page S-33 of the SAI:

------------------ ------------------------- ---------------------------------- ------------------------------------
Name                Registered Investment    Other Pooled Investment Vehicles             Other Accounts
                          Companies
------------------ ------------------------- ---------------------------------- ------------------------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
                    Number of      Total        Number of       Total Assets      Number of        Total Assets
                     Accounts      Assets       Accounts                          Accounts
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
Megan L. Busby+         0           None            0                0               25*           $714,360,266
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
John Gross+             0           None            0                0              207*           $238,865,510
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
Nathan Love+            0           None            0                0              290*           $67,225,581
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
William                 0           None            2           $192,000,000         344          $2,072,000,000
Auslander++
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
Neal Price+             0           None            0                0              138*           $685,857,594
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
Michael                 0           None           2**          $177,200,000         250          $1,587,000,000
Steinberg+
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
Matthew                 0           None            0                0               87*           $118,561,081
Weatherly+
------------------ ------------- ----------- ---------------- ----------------- -------------- ---------------------
*        All subject to a performance-based advisory fee.
**       Includes one account with assets under management of $12,700,000 that is subject to a performance-based advisory fee.
+        Valuation date is October 31, 2005.
++       Valuation date is January 31, 2007.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 SNV-SU-010-0100